Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Although the Company does not have a formal policy on the timing of granting equity incentive awards, the Company expects to generally grant equity incentive awards during the first fiscal quarter of each year to incentivize the executive officers to deliver on the Company’s strategic objectives for the new fiscal year. The Compensation Committee and the Board endeavor to avoid timing such grants around the filing of periodic reports or current reports that may contain material non-public information. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	Although the Company does not have a formal policy on the timing of granting equity incentive awards, the Company expects to generally grant equity incentive awards during the first fiscal quarter of each year to incentivize the executive officers to deliver on the Company’s strategic objectives for the new fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board endeavor to avoid timing such grants around the filing of periodic reports or current reports that may contain material non-public information.
MNPI Disclosure Timed for Compensation Value	false